(Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance, beginning of period	$ 6,871	$ 8,542
Addition	13,957	2,883
Accretion	(3,564)	(3,963)
Adjustment for payoffs	(1,917)	(6,409)
Adjustment for charge-offs	(45)	(674)
Adjustment for pool excess recovery	(222)	0
Increase in accretable yield	467	6,525
Other	(76)	33
Balance, end of period	$ 15,623	$ 6,871